CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
License Fees and Royalties
TOTAL REVENUES
General and Administrative Expenses	1,034,608	765,691	1,076,086
Goodwill impairment (Note 16)
Stock-based Compensation	566,760	485,912	2,692,960
Depreciation	4,577	4,793	4,804
LOSS FROM OPERATIONS	(1,605,945)	(1,256,396)	(3,773,850)
OTHER INCOME
Other income		20,227	13,364
Interest income	67	146	409
OTHER EXPENSES
Interest Expense, net	(146,605)	(119,102)	(96,670)
LOSS BEFORE INCOME TAXES	(1,752,483)	(1,355,125)	(3,856,747)
INCOME TAX (Note 11)
Net Loss	(1,752,483)	(1,355,125)	(3,856,747)
Net (Income)/Loss attributable to Non-Controlling interests	(15,612)	(15,625)	(15,624)
Net Gain/(Loss) attributable to UMeWorld Limited Stockholders	(1,768,095)	(1,370,750)	(3,872,371)
Comprehensive Loss
Net Gain/(Loss)	(1,768,095)	(1,370,750)	(3,872,371)
Translation Adjustment	(752)	2,118	(1,174)
Comprehensive Gain/(Loss)	(1,768,847)	(1,368,632)	(3,873,545)
Comprehensive Income/(Loss) Attributable to Non-Controlling Interests	150	(424)	235
Comprehensive Gain/(Loss) Attributable to UMeWorld Limited Stockholders	$ (1,768,697)	$ (1,369,056)	$ (3,873,310)
Per Share Data
Net Loss Per Share, basic and diluted	$ (0.0198)	$ (0.0154)	$ (0.0435)
Weighted Average Number of Common Shares Outstanding	89,261,000	89,036,000	89,036,000